Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On
	Summary		Compensation	Compensation	Company	Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net	Royalty
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Revenues(6)
Year	for PEO(1)($)	to PEO(1)(2)($)	NEOs(3) ($)	NEOs(3)(4)($)	Return ($)	Return(5)($)	($)	($)
2024	1,832,143	1,091,533	1,019,428	577,666	230	216	39,954,200	72,198,500
2023	1,618,639	6,428,551	906,715	3,854,631	237	157	40,178,100	70,230,700
2022	1,838,665	2,155,075	1,023,729	1,174,596	130	113	39,424,900	67,148,100
2021	1,826,625	2,530,288	962,045	1,620,766	131	166	39,919,900	60,779,300
2020	856,400	594,579	682,275	472,481	96	139	29,823,300	46,286,200

(1)	The PEO listed in the table for all years presented includes Brett D. Heffes, Chief Executive Officer.

(2)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Heffes as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Heffes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Heffes’ total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(674,282)	(321,278)	(591,845)	(615,355)	(226,000)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	755,230	598,966	858,464	602,093	301,720
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	(420,614)	3,074,007	141,517	462,835	(117,983)
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	(400,944)	1,458,217	(91,726)	254,090	(219,558)

(3)	The Non-PEO NEOs listed in the table for all years presented include Anthony D. Ishaug, Chief Financial Officer and Treasurer, and Renae M. Gaudette, Chief Operating Officer.

(4)	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the Non PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average of the Non-PEO NEOs total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(376,567)	(179,354)	(326,909)	(325,775)	(211,875)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	421,790	334,374	475,051	366,876	282,863
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	(227,421)	1,837,904	94,204	410,244	(96,591)
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	(259,565)	954,992	(91,479)	207,376	(184,191)

(5)	The peer group is the NASDAQ US Benchmark Retail TR industry index, of which Winmark is a component.

(6)	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that is used to link compensation to company performance, is royalty revenues, a GAAP measure.

Company Selected Measure Name	royalty revenues
Named Executive Officers, Footnote
(1)	The PEO listed in the table for all years presented includes Brett D. Heffes, Chief Executive Officer.
(3)	The Non-PEO NEOs listed in the table for all years presented include Anthony D. Ishaug, Chief Financial Officer and Treasurer, and Renae M. Gaudette, Chief Operating Officer.

Peer Group Issuers, Footnote
(5)	The peer group is the NASDAQ US Benchmark Retail TR industry index, of which Winmark is a component.

PEO Total Compensation Amount	$ 1,832,143	$ 1,618,639	$ 1,838,665	$ 1,826,625	$ 856,400
PEO Actually Paid Compensation Amount	$ 1,091,533	6,428,551	2,155,075	2,530,288	594,579
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(674,282)	(321,278)	(591,845)	(615,355)	(226,000)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	755,230	598,966	858,464	602,093	301,720
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	(420,614)	3,074,007	141,517	462,835	(117,983)
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	(400,944)	1,458,217	(91,726)	254,090	(219,558)

Non-PEO NEO Average Total Compensation Amount	$ 1,019,428	906,715	1,023,729	962,045	682,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 577,666	3,854,631	1,174,596	1,620,766	472,481
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Subtraction for values reported in the Option Awards column of the Summary Compensation Table	(376,567)	(179,354)	(326,909)	(325,775)	(211,875)
Addition of year-end fair value of Option Awards granted during the year that are outstanding and unvested as of the end of the year	421,790	334,374	475,051	366,876	282,863
Addition (subtraction) for the change in the fair value at the end of the year from the prior year end for Option Awards granted in prior years that are outstanding and unvested as of the end of the year	(227,421)	1,837,904	94,204	410,244	(96,591)
Addition (subtraction) for the change in the fair value at the vesting date from the prior year end for Option Awards granted in prior years that vested in the year	(259,565)	954,992	(91,479)	207,376	(184,191)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 230	237	130	131	96
Peer Group Total Shareholder Return Amount	216	157	113	166	139
Net Income (Loss)	$ 39,954,200	$ 40,178,100	$ 39,424,900	$ 39,919,900	$ 29,823,300
Company Selected Measure Amount	72,198,500	70,230,700	67,148,100	60,779,300	46,286,200
PEO Name	Brett D. Heffes
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that is used to link compensation to company performance, is royalty revenues, a GAAP measure.

PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 755,230	$ 598,966	$ 858,464	$ 602,093	$ 301,720
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,614)	3,074,007	141,517	462,835	(117,983)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,944)	1,458,217	(91,726)	254,090	(219,558)
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(674,282)	(321,278)	(591,845)	(615,355)	(226,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,790	334,374	475,051	366,876	282,863
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,421)	1,837,904	94,204	410,244	(96,591)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,565)	954,992	(91,479)	207,376	(184,191)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (376,567)	$ (179,354)	$ (326,909)	$ (325,775)	$ (211,875)